INTANGIBLE ASSETS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Impaired Intangible Assets [Line Items]
Amortization expenses	$ 2,839,076	17,868,863	29,918,850	15,123,412